COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Space Segment Services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments
Year ending December 31,

2023	4,705
2024	97
$4,802